Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
STOCKHOLDERS' EQUITY
Preferred Stock - par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock - authorized	5,000,000	20,000,000	20,000,000
Preferred stock - issued
Preferred stock - outstanding
Common Stock - par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock - authorized	80,000,000	160,000,000	160,000,000
Common Stock - issued	12,276,878	11,949,042	9,442,537
Common Stock - outstanding	12,276,878	11,949,042	9,442,537
Deferred Purchase Consideration[Member]
Debt Discount	$ 85,483	$ 120,104
Deferred Purchase Consideration Related Party[Member]
Debt Discount	56,989
Debentures[Member]
Debt Discount	$ 231,611